Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.4%)
Diversified REITs (3.7%)
	WP Carey Inc.	155,737	11,020
	VEREIT Inc.	193,804	7,485
	STORE Capital Corp.	221,373	7,416
	PS Business Parks Inc.	18,380	2,841
*	Colony Capital Inc.	425,636	2,758
	Essential Properties Realty Trust Inc.	92,503	2,112
	Washington REIT	72,758	1,608
	American Assets Trust Inc.	45,255	1,468
	Empire State Realty Trust Inc. Class A	128,454	1,430
	Global Net Lease Inc.	79,105	1,429
	iStar Inc.	65,380	1,162
	Alexander & Baldwin Inc.	60,556	1,017
	Armada Hoffler Properties Inc.	51,627	647
	Gladstone Commercial Corp.	30,521	597
	One Liberty Properties Inc.	14,316	319
			43,309
Health Care REITs (8.8%)
	Welltower Inc.	370,594	26,546
	Ventas Inc.	332,782	17,751
	Healthpeak Properties Inc.	478,027	15,172
	Medical Properties Trust Inc.	509,379	10,840
	Omega Healthcare Investors Inc.	201,411	7,378
	Healthcare Trust of America Inc. Class A	194,055	5,352
	Healthcare Realty Trust Inc.	121,065	3,671
	Physicians Realty Trust	185,430	3,276
	Sabra Health Care REIT Inc.	183,144	3,179
	National Health Investors Inc.	39,742	2,872
	CareTrust REIT Inc.	84,605	1,970
	LTC Properties Inc.	34,800	1,452
	Diversified Healthcare Trust	209,539	1,002
	Community Healthcare Trust Inc.	19,666	907
	Universal Health Realty Income Trust	11,639	789
	Global Medical REIT Inc.	50,115	657
	New Senior Investment Group Inc.	73,831	460
			103,274
Hotel & Resort REITs (3.5%)
*	Host Hotels & Resorts Inc.	626,677	10,559
*	Park Hotels & Resorts Inc.	209,370	4,518
	MGM Growth Properties LLC Class A	133,647	4,360
*	Ryman Hospitality Properties Inc.	46,534	3,607
	Pebblebrook Hotel Trust	116,813	2,837

		Shares	Market Value ($000)
	Apple Hospitality REIT Inc.	189,391	2,759
*	Sunstone Hotel Investors Inc.	190,597	2,375
	RLJ Lodging Trust	145,851	2,258
*	Xenia Hotels & Resorts Inc.	100,520	1,960
*	DiamondRock Hospitality Co.	176,349	1,816
	Service Properties Trust	145,631	1,727
*	Summit Hotel Properties Inc.	92,973	945
*	Chatham Lodging Trust	41,532	547
*	Hersha Hospitality Trust Class A	31,053	328
*	CorePoint Lodging Inc.	35,596	321
			40,917
Industrial REITs (10.6%)
	Prologis Inc.	656,195	69,557
	Duke Realty Corp.	330,164	13,844
	Americold Realty Trust	181,819	6,994
	Rexford Industrial Realty Inc.	109,893	5,539
	First Industrial Realty Trust Inc.	114,597	5,247
	EastGroup Properties Inc.	35,188	5,042
	STAG Industrial Inc.	132,612	4,457
	Innovative Industrial Properties Inc.	19,768	3,561
	Terreno Realty Corp.	60,668	3,505
	Lexington Realty Trust	244,797	2,720
	Monmouth Real Estate Investment Corp.	82,149	1,453
	Industrial Logistics Properties Trust	57,613	1,332
			123,251
Office REITs (7.6%)
	Alexandria Real Estate Equities Inc.	119,766	19,678
	Boston Properties Inc.	131,327	13,298
	Vornado Realty Trust	144,294	6,550
	Kilroy Realty Corp.	92,106	6,045
	Douglas Emmett Inc.	155,720	4,890
	Cousins Properties Inc.	131,848	4,661
	SL Green Realty Corp.	64,756	4,532
	Highwoods Properties Inc.	92,424	3,969
	Hudson Pacific Properties Inc.	135,369	3,673
	JBG SMITH Properties	105,796	3,363
	Equity Commonwealth	108,192	3,008
	Corporate Office Properties Trust	100,070	2,635
	Brandywine Realty Trust	150,768	1,946
	Piedmont Office Realty Trust Inc. Class A	111,410	1,935
	Columbia Property Trust Inc.	101,206	1,731
	Paramount Group Inc.	155,750	1,578
	Easterly Government Properties Inc.	71,798	1,488
	Mack-Cali Realty Corp.	81,547	1,262
	Office Properties Income Trust	43,438	1,195
	Franklin Street Properties Corp.	94,915	517
	City Office REIT Inc.	38,367	407
			88,361
Residential REITs (13.9%)
	Equity Residential	330,528	23,676
	AvalonBay Communities Inc.	123,948	22,870
	Invitation Homes Inc.	497,939	15,929
	Essex Property Trust Inc.	57,898	15,739
	Mid-America Apartment Communities Inc.	101,520	14,655
	Sun Communities Inc.	95,519	14,332
	UDR Inc.	261,568	11,472
	Equity LifeStyle Properties Inc.	153,727	9,783

		Shares	Market Value ($000)
	Camden Property Trust	86,573	9,515
	American Homes 4 Rent Class A	251,976	8,401
	Apartment Income REIT Corp.	132,118	5,649
	American Campus Communities Inc.	122,408	5,284
	Independence Realty Trust Inc.	83,817	1,274
	Apartment Investment & Management Co. Class A	135,043	829
	NexPoint Residential Trust Inc.	17,292	797
	Centerspace	11,405	776
	UMH Properties Inc.	33,375	640
	Preferred Apartment Communities Inc. Class A	44,161	435
			162,056
Retail REITs (9.9%)
	Simon Property Group Inc.	291,392	33,152
	Realty Income Corp.	311,606	19,787
	Regency Centers Corp.	150,529	8,536
	Kimco Realty Corp.	383,845	7,197
	National Retail Properties Inc.	154,208	6,796
	Federal Realty Investment Trust	63,800	6,472
	Brixmor Property Group Inc.	264,073	5,342
	Spirit Realty Capital Inc.	96,322	4,094
	Agree Realty Corp.	49,307	3,319
	Weingarten Realty Investors	108,753	2,927
	Retail Properties of America Inc. Class A	189,370	1,985
	SITE Centers Corp.	136,617	1,853
	Urban Edge Properties	103,142	1,704
	Retail Opportunity Investments Corp.	104,235	1,654
	Acadia Realty Trust	76,212	1,446
	Kite Realty Group Trust	74,359	1,434
[1]	Tanger Factory Outlet Centers Inc.	82,474	1,248
[1]	Macerich Co.	99,081	1,159
	American Finance Trust Inc. Class A	96,700	950
	Getty Realty Corp.	32,157	911
	RPT Realty	72,952	832
*	Seritage Growth Properties Class A	32,446	595
	Alexander's Inc.	2,020	560
	Saul Centers Inc.	12,407	498
	Urstadt Biddle Properties Inc. Class A	26,672	444
	Whitestone REIT	34,010	330
	Retail Value Inc.	14,759	276
*,1	Washington Prime Group Inc.	5,607	12
*,2	Spirit MTA REIT	42,040	11
			115,524
Specialized REITs (37.4%)
	American Tower Corp.	394,308	94,263
	Crown Castle International Corp.	382,831	65,897
	Equinix Inc.	79,095	53,752
	Digital Realty Trust Inc.	248,677	35,024
	Public Storage	139,638	34,457
	SBA Communications Corp. Class A	98,617	27,371
	Weyerhaeuser Co.	663,030	23,604
	Extra Space Storage Inc.	114,729	15,207
	VICI Properties Inc.	476,712	13,462
	Iron Mountain Inc.	256,185	9,481
	Gaming & Leisure Properties Inc.	193,707	8,219
	CyrusOne Inc.	106,871	7,237
	Lamar Advertising Co. Class A	76,685	7,202
	CubeSmart	173,410	6,560

		Shares	Market Value ($000)
	Life Storage Inc.	64,801	5,570
	CoreSite Realty Corp.	37,973	4,551
	Rayonier Inc.	121,432	3,916
	QTS Realty Trust Inc. Class A	57,228	3,551
	PotlatchDeltic Corp.	59,613	3,155
	EPR Properties	66,483	3,098
*	Outfront Media Inc.	128,802	2,812
	National Storage Affiliates Trust	61,810	2,468
	Uniti Group Inc.	205,693	2,269
	Four Corners Property Trust Inc.	64,902	1,778
	GEO Group Inc.	106,837	829
	Safehold Inc.	11,727	822
	CatchMark Timber Trust Inc. Class A	43,087	439
			436,994
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,077,434)			1,113,686
Real Estate Management & Development (4.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	28,613	1,228
	RMR Group Inc. Class A	13,476	550
*	Five Point Holdings LLC Class A	46,027	348
*	Tejon Ranch Co.	19,682	329
			2,455
Real Estate Development (0.4%)
*	Howard Hughes Corp.	36,466	3,469
*	Forestar Group Inc.	15,044	350
			3,819
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	114,140	2,307
*	FRP Holdings Inc.	5,320	262
			2,569
Real Estate Services (3.9%)
*	CBRE Group Inc. Class A	298,169	23,588
*	Jones Lang LaSalle Inc.	45,523	8,150
*	Redfin Corp.	86,269	5,745
*	eXp World Holdings Inc.	49,454	2,252
*	Cushman & Wakefield plc	98,208	1,603
*	Realogy Holdings Corp.	101,965	1,543
	Newmark Group Inc. Class A	133,531	1,336
*	Marcus & Millichap Inc.	20,977	707
	RE/MAX Holdings Inc. Class A	16,513	650
*	Altisource Portfolio Solutions SA	4,880	45
			45,619
Total Real Estate Management & Development (Cost $41,086)			54,462

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,916)	0.081%	29,157	2,916
Total Investments (100.4%) (Cost $1,121,436)				1,171,064
Other Assets and Liabilities—Net (-0.4%)				(4,228)
Net Assets (100%)				1,166,836
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,297,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,492,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	June 2021	33	1,181	20

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded. The fund had no open swap contracts at March 31, 2021.
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,168,137	—	11	1,168,148
Temporary Cash Investments	2,916	—	—	2,916
Total	1,171,053	—	11	1,171,064

Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.